CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total Xinyuan Real Estate Co., Ltd. shareholders'	Common Shares	Treasury Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings / (Accumulated Deficits)	Accumulated Other Comprehensive Income / (Loss)	Non-controlling Interest	Total
Balance at Dec. 31, 2020	$ 665,471,960	$ 16,415		$ 552,215,071	$ 177,696,037	$ 34,500,890	$ 17,105,124	$ 360,431,202	$ 1,025,903,162
Balance, shares at Dec. 31, 2020		106,932,017
Treasury Shares, beginning balance at Dec. 31, 2020			$ (116,061,577)
Capital injection from non-controlling interests	(11,242,172)			(11,242,172)				16,901,589	5,659,417
Foreign currency translation	17,818,155						17,818,155	3,043,480	20,861,635
Stock-based compensation expenses	3,413,610			3,413,610					3,413,610
Stock-based compensation expenses, Shares		825,704
Net income (loss)	(417,307,378)					(417,307,378)		4,045,264	(413,262,114)
Appropriation to statutory reserves					801,853	(801,853)
Dividends to shareholders	(4,055,664)					(4,055,664)			(4,055,664)
Acquisition of non-controlling interests								(225,290,809)	(225,290,809)
Balance at Dec. 31, 2021	254,098,511	$ 16,415		544,386,509	178,497,890	(387,664,005)	34,923,279	159,130,726	413,229,237
Balance, shares at Dec. 31, 2021		107,757,721
Treasury Shares, ending balance at Dec. 31, 2021			(116,061,577)
Foreign currency translation	(56,538,757)						(56,538,757)	(10,475,779)	(67,014,536)
Stock-based compensation expenses	568,047			568,047					568,047
Stock-based compensation expenses, Shares		271,536
Net income (loss)	(263,353,561)					(263,353,561)		4,670,836	(258,682,725)
Appropriation to statutory reserves					959,207	(959,207)
Dividends to shareholders	(4,661,341)					(4,661,341)			(4,661,341)
Acquisition of non-controlling interests								(651,853)	(651,853)
Balance at Dec. 31, 2022	(69,887,101)	$ 16,415		544,954,556	179,457,097	(656,638,114)	(21,615,478)	152,673,930	82,786,829
Balance, shares at Dec. 31, 2022		108,029,257
Treasury Shares, ending balance at Dec. 31, 2022			(116,061,577)						(116,061,577)
Treasury share repurchases	(731,871)		(731,871)						(731,871)
Issuance of ordinary shares	1,595,829	$ 1,139		1,594,690					1,595,829
Issuance of ordinary shares, shares		11,398,784
Treasury share repurchases, shares		(5,756,200)
Foreign currency translation	(4,987,694)						(4,987,694)	(1,782,420)	(6,770,114)
Net income (loss)	40,282,025					40,282,025		(9,750,314)	30,531,711
Appropriation to statutory reserves					386,755	(386,755)
Balance at Dec. 31, 2023	$ (33,728,814)	$ 17,554		$ 546,549,246	$ 179,843,852	$ (616,742,846)	$ (26,603,172)	$ 141,141,196	107,412,382
Balance, shares at Dec. 31, 2023		113,671,841
Treasury Shares, ending balance at Dec. 31, 2023			$ (116,793,448)						$ (116,793,448)